UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund:  BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Muni

             Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$5,350,493
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/21	5,500	5,548,950
5.25%, 1/01/23	6,500	6,530,550

		17,429,993
Arizona — 5.3%
Arizona Board of Regents, University of Arizona, RB, 5.00%, 8/01/28	2,000	2,255,460
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/30	2,685	2,922,784
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 7/01/24 (a)	750	791,123
City of Tucson Arizona, COP (AGC):
4.25%, 7/01/21	1,870	2,041,816
4.25%, 7/01/22	1,895	2,042,071
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	2,325	2,580,517
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	595	569,344
County of Pima Arizona IDA, RB, Arizona Charter Schools Project:
Series C, 6.70%, 7/01/21	20	20,102
Series K, 6.38%, 7/01/31	895	899,609
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, San Juan Project, Series A, 4.95%, 10/01/20	2,325	2,625,901
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 7/01/25	1,600	1,793,216
Glendale Union School District No 205, GO, Series C:
5.00%, 7/01/24	1,945	2,234,202
5.00%, 7/01/27	500	562,720
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 7/01/27	700	778,953
Municipal Bonds	Par (000)	Value
Arizona (concluded)
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT (concluded):
5.00%, 7/01/32	$1,925	$2,065,256
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,497,280
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	2,050	2,197,374
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,078,630

		31,956,358
Arkansas — 0.7%
Arkansas State University, RB, 5.00%, 12/01/33	480	528,446
City of Benton, RB:
5.00%, 6/01/28	600	686,118
5.00%, 6/01/29	1,055	1,199,767
City of Fort Smith, Refunding RB, 4.50%, 5/01/24	875	999,793
University of Arkansas, Refunding RB, 5.00%, 12/01/29	700	817,474

		4,231,598
California — 4.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,470,045
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (b)	605	658,682
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	5,000	5,373,100
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 3/01/25	2,000	2,221,580
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (c)	4,500	4,949,595
State of California, GO:
5.50%, 4/01/28	15	15,063
5.00%, 11/01/32	2,000	2,191,800

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO (concluded):
Various Purposes, 5.75%, 4/01/31	$7,000	$8,256,220

		26,136,085
Colorado — 0.9%
Denver Urban Renewal Authority, Refunding, Tax Allocation Bond, Stapleton, Senior-Series A-1, 5.00%, 12/01/23	2,500	2,881,900
University of Northern Colorado, Refunding RB, Series A, 5.00%, 6/01/31	2,000	2,296,120

		5,178,020
Connecticut — 2.3%
Connecticut State Development Authority, RB, Learjet, Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,204,544
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	4,530	4,906,488
State of Connecticut, GO, Series B, 5.00%, 4/15/31	6,990	7,883,602

		13,994,634
Florida — 7.5%
County of Broward Florida Airport System, ARB, Series Q-2, AMT, 5.00%, 10/01/32	1,250	1,330,012
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 7/01/24	10,000	11,388,000
County of Highlands Health Facilities Authority, Refunding RB, Adventis Health, Series G, 5.13%, 11/15/16 (c)	35	38,749
County of Lee Florida, Refunding ARB, Series A, AMT:
5.50%, 10/01/23	1,000	1,181,370
(AGM), 5.00%, 10/01/27	1,635	1,808,833
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	4,121,111
6.00%, 10/01/29	3,480	4,097,248
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB:
5.00%, 7/01/32	1,500	1,656,540
5.00%, 7/01/33	3,000	3,304,380
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	$8,000	$9,114,720
Greater Orlando Aviation Authority Airport Facilities, Refunding RB, AMT, Series B:
5.00%, 10/01/25	1,000	1,110,190
5.00%, 10/01/26	2,935	3,244,085
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 5/01/24	3,000	3,050,310
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	155	99,262

		45,544,810
Georgia — 1.2%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	3,000	3,361,410
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,568,865
4.13%, 8/01/24	2,000	2,090,820

		7,021,095
Guam — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,100	2,265,627
Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 7/01/29	5,000	5,666,700
Idaho — 0.6%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Regional Medical Center (AGM), 4.63%, 7/01/30	3,700	3,872,272
Illinois — 14.6%
City of Chicago Illinois, GO Refunding RB, Series A, 5.25%, 1/01/30	1,000	1,055,440
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.50%, 1/01/32	1,500	1,649,280

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Midway International Airport, Refunding ARB, AMT, 2nd Lien Series A, 5.00%, 1/01/32	$5,000	$5,316,300
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT:
Series C, 5.25%, 1/01/28	1,350	1,483,718
Series C, 5.25%, 1/01/29	3,020	3,296,451
Senior Lien, Series A, 5.00%, 1/01/23	13,000	14,920,880
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	4,067,706
Madison-Macoupin Etc Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 5/01/30	475	510,259
5.00%, 5/01/31	500	534,965
5.00%, 5/01/32	500	533,095
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	4,071,550
6.25%, 6/01/24	12,750	14,014,928
State of Illinois, GO:
5.25%, 2/01/30	5,000	5,295,250
5.00%, 5/01/30	10,000	10,406,500
State of Illinois, GO, Refunding, 5.00%, 8/01/21	3,000	3,295,500
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/34	9,140	10,047,876
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,008,160
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,360	1,361,618

		87,869,476
Indiana — 4.1%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 1/01/21	4,800	5,719,056
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,286,420
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	11,303,200
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	$5,000	$5,403,650

		24,712,326
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	794,364
5.25%, 4/01/24	730	826,667
5.25%, 4/01/25	520	584,106
5.25%, 4/01/26	360	401,918
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/22	2,315	2,346,391
Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,039,800

		5,993,246
Kansas — 2.6%
Kansas Development Finance Authority, RB, KU Health System, Series H, 5.00%, 3/01/26	3,220	3,514,437
Kansas Development Finance Authority, Refunding RB:
Adventist Health System/Sunbelt Obligated Group, Series C, 5.00%, 11/15/23	1,500	1,701,960
Sisters of Charity of Leavenworth Health System, Series A, 4.00%, 1/01/22	3,425	3,644,371
Seward County of Kansas Unified School District No 480 Liberal, GO, Refunding, 5.00%, 9/01/33	6,000	6,606,540

		15,467,308
Kentucky — 1.5%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	9,130,320
Louisiana — 4.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	850	975,570
Jefferson Parish Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 5.50%, 1/01/26	3,000	3,318,450

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	$3,445	$3,824,536
5.00%, 12/01/28	3,715	4,095,230
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana LLC Project, Series A, 5.00%, 9/01/28	2,000	2,075,280
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 5/01/34	5,750	5,908,010
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/28	3,660	4,059,526

		24,256,602
Maine — 0.3%
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,965	1,993,905
Maryland — 0.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,907,955
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 7/01/33	1,140	1,268,147

		3,176,102
Massachusetts — 2.4%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 7/01/25	1,060	1,146,644
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A (AGM), 5.00%, 8/15/15 (c)	6,870	7,215,012
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, Refunding RB, Senior Series A, 5.00%, 8/15/25	$5,000	$5,977,650

		14,339,306
Michigan — 2.7%
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (BHAC), 5.75%, 7/01/26	4,235	4,447,766
Manistee Area Public Schools, GO, Refunding (Q-SBLF), 5.00%, 5/01/25	1,000	1,126,570
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,842,750
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/24	4,900	5,371,821
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/31	2,000	2,255,800

		16,044,707
Minnesota — 1.7%
City of Shakopee Minnesota Health Care facilities, Refunding RB, 5.00%, 9/01/29	400	443,420
City of St. Cloud Minnesota, Refunding RB, Centracare Health System, Series A, 4.25%, 5/01/21	2,300	2,545,502
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 8/01/36	1,000	1,105,480
Series C, 5.00%, 8/01/27	1,390	1,621,074
Series C, 5.00%, 8/01/28	740	858,141
Series C, 5.00%, 8/01/29	1,555	1,792,091
Series C, 5.00%, 8/01/30	1,635	1,871,813

		10,237,521
Mississippi — 0.8%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	5,000	5,002,900
Missouri — 2.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 6/01/30	2,000	2,254,780

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (BHAC), 5.00%, 1/01/32	$5,000	$5,392,700
Missouri State Environmental Improvement & Energy Resource Authority, Refunding RB, Revolving Funds Program, Series A, 5.00%, 1/01/25	3,150	3,736,246
Missouri State Health & Educational Facilities Authority, Refunding RB, SSM Health Care, Series B, 4.25%, 6/01/25	5,975	6,314,619

		17,698,345
Montana — 0.7%
Montana State Board of Regents, RB, 5.00%, 11/15/30	1,000	1,149,680
Yellowstone County School District No 2 Billings, GO:
5.00%, 6/15/30	715	841,734
4.50%, 6/15/31	1,780	1,996,928

		3,988,342
Nebraska — 1.3%
Douglas County School District No. 17 Nebraska, GO, Refunding, 2.00%, 6/15/25	3,380	3,190,112
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,083,500
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/30	1,000	1,114,490
5.00%, 1/01/32	2,000	2,210,920

		7,599,022
Nevada — 1.6%
Clark County Department of Aviation, Refunding RB, 5.00%, 7/01/33	5,000	5,561,650
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	4,254,328

		9,815,978
New Jersey — 16.8%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,220,440
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.80%, 11/01/15 (c)	$5,050	$5,399,965
New Jersey EDA, RB, AMT:
5.50%, 1/01/26	1,500	1,743,435
5.50%, 1/01/27	1,000	1,144,990
Continental Airlines, Inc. Project, 5.13%, 9/15/23	6,040	6,310,411
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,219,960
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	4,076,187
School Facilities Construction, Series EE, 5.00%, 9/01/23	3,465	3,862,228
School Facilities Construction, Series NN, 5.00%, 3/01/29	6,500	7,111,390
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	672,713
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.50%, 12/01/26	1,665	1,860,005
Series 1, AMT, 5.00%, 12/01/27	5,090	5,090,153
Student Loan, Series 1A, 4.75%, 12/01/21	1,990	2,134,494
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	2,105	2,188,842
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/29	10,000	11,255,800
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.25%, 6/15/26	3,500	3,940,440
Transportation Program, Series AA, 5.25%, 6/15/31	12,000	13,395,360
Transportation System, Series A, 5.25%, 6/15/24	3,185	3,631,951
Transportation System, Series B, 5.50%, 6/15/31	13,970	15,937,535
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,425,644
5.00%, 12/01/25	1,345	1,531,659

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	July 31, 2014	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	$1,375	$1,488,052
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,355	1,620,322

		101,261,976
New Mexico — 0.2%
New Mexico State University, Refunding RB, Series B, 5.00%, 4/01/25	850	1,010,276
New York — 20.5%
City of New York New York, GO:
Series D1, 5.13%, 12/01/26	4,615	5,205,074
Sub-Series B-1, 5.25%, 9/01/22	8,250	9,537,577
Sub-Series I-1, 5.50%, 4/01/21	5,000	5,917,100
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/30	1,140	1,293,296
Series E, 5.00%, 8/01/24	4,000	4,642,320
Series E, 5.00%, 8/01/30	6,230	7,048,871
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	5,000	5,173,750
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	6,038,935
5.00%, 11/01/30	1,000	1,065,580
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	1,000	1,126,490
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/25	1,980	2,161,447
Series B, 5.25%, 11/15/33	4,405	5,023,330
Sub-Series B-1, 5.00%, 11/15/24	2,300	2,724,672
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,765,920
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/29	5,695	6,456,251
Municipal Bonds	Par (000)	Value
New York (continued)
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	$1,740	$1,845,340
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	4,123,726
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	3,106,702
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 9/15/16 (c)	5	5,496
Fordham University, Series A, 5.25%, 7/01/25	900	1,046,682
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,148,820
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,632,573
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,960,807
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,670	1,900,343
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,623,361
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital Series A, 4.25%, 7/01/23	2,225	2,375,365
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,367,252
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	719,778
Yeshiva University, 4.00%, 9/01/23	2,860	2,795,965
Yeshiva University, 4.25%, 9/01/24	2,750	2,727,670
New York State Urban Development Corp., RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	9,114,880

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	July 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	$2,475	$2,859,565
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	1,000	1,106,300
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,292,345
State of New York Dormitory Authority, RB, Mental Health Services (AGM):
5.00%, 8/15/18 (c)	30	34,843
5.00%, 2/15/22	3,960	4,527,151
5.00%, 8/15/18 (c)	10	11,640
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	2,985	3,174,010

		123,681,227
North Carolina — 1.7%
Buncombe County of North Carolina Metropolitan Sewerage District, RB, 4.00%, 7/01/31	1,180	1,254,481
City of Charlotte North Carolina, RB, Charlotte Douglas Airport, Series A, 5.00%, 7/01/33	4,000	4,340,080
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,105	1,104,470
Johnston County of North Carolina, Refunding RB, 4.00%, 6/01/32	1,985	2,035,280
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,644,045

		10,378,356
Ohio — 1.1%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	6,000	6,754,980
Oklahoma — 0.3%
Stillwater Utilities Authority, RB, Series A, 4.00%, 10/01/31 (f)	1,895	1,958,975
Municipal Bonds	Par (000)	Value
Oregon — 2.2%
Home Forward, Refunding RB, 5.00%, 1/01/29	$485	$536,764
Klamath County School District, GO:
5.00%, 6/15/30	1,000	1,142,190
5.00%, 6/15/31	1,000	1,137,210
Oregon Health & Science University, Refunding RB:
Series A, 5.00%, 7/01/26	1,500	1,719,675
Series E, 5.00%, 7/01/30	1,000	1,119,780
Oregon State Facilities Authority, Refunding RB, Series A:
Reed College Project,
5.00%, 7/01/29	1,835	2,072,724
5.00%, 11/15/29	1,000	1,123,370
State of Oregon, GO, Series H, 5.00%, 5/01/36	2,000	2,256,980
Umatilla County School District No 16R Pendleton, Series A, 5.00%, 6/15/32	2,000	2,320,980

		13,429,673
Pennsylvania — 7.5%
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/20	2,895	3,177,581
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,577,399
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,827,061
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	3,035,016
5.00%, 11/01/26	2,375	2,624,161
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	3,554,355
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	7,712,853
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/31	4,000	4,402,920

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	July 31, 2014	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 7/01/26	$6,225	$7,130,551

		45,041,897
Puerto Rico — 1.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	9,450	9,542,516
Rhode Island — 1.1%
Rhode Island Clean Water Finance Agency, RB, 5.00%, 10/01/32	1,435	1,653,522
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 5/15/30	2,305	2,570,421
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 9/01/32	2,000	2,293,660

		6,517,603
South Carolina — 0.2%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25	1,000	1,067,910
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 9/01/25	1,000	1,100,500
Tennessee — 1.3%
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,999,400
Series B, 5.00%, 11/01/22	1,000	1,127,920
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 6/01/31 (b)	3,560	3,814,754

		7,942,074
Texas — 8.6%
City of Grapevine Texas, GO, 5.00%, 2/15/33	5,685	6,444,232
Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding ARB, Series A:
Senior Lien, 5.25%, 7/01/29	$4,055	$4,546,628
Subordinate Lien, AMT, 5.00%, 7/01/25	1,500	1,684,110
Subordinate Lien, AMT, 5.00%, 7/01/32	1,010	1,077,923
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	4,069,160
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,406,493
Series E, 5.00%, 11/01/27	4,960	5,435,366
Series F, 5.00%, 11/01/31	6,345	6,786,549
Frisco ISD, GO, Refunding, (PSF-GTD), 4.25%, 8/15/28	3,700	4,002,142
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,048,480
Red River Education Financing Corp., RB, 5.00%, 3/15/33	1,340	1,483,179
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	3,232,137
Socorro ISD, GO, Refunding, School Building (PSF-GTD), 5.00%, 8/15/32	2,500	2,843,450
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 8/01/28	1,585	1,789,734
5.25%, 8/01/29	1,720	1,925,299
5.25%, 8/01/33	3,000	3,297,750

		52,072,632
U.S. Virgin Islands — 1.0%
Virgin Islands Public Finance Authority, Refunding RB, Series A, 5.25%, 10/01/24	5,000	5,955,150
Virginia — 0.9%
Virginia Commonwealth Transportation Board, RB, 5.00%, 5/15/28	5,000	5,759,600
West Virginia — 1.0%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 9/01/23	4,000	4,415,080

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	July 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
West Virginia (concluded)
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	$1,500	$1,699,350

		6,114,430
Wisconsin — 1.5%
Public Finance Authority, Refunding RB, Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 7/01/28	4,765	5,037,987
WPPI Energy, Refunding RB, Supply System, Series A, 5.00%, 7/01/33	3,500	3,848,390

		8,886,377
Total Municipal Bonds — 137.4%		829,098,750

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Illinois — 3.9%
Du Page & Will Counties Community School District No. 204, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,687,299
McHenry County Conservation District Illinois, GO, (AGM), 5.13%, 2/01/27	12,695	13,919,759

		23,607,058
Louisiana — 2.4%
State of Louisiana, GO, Series A, 5.00%, 8/01/24	12,000	14,323,800
Massachusetts — 1.9%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare, Series L, 5.00%, 7/01/31	10,175	11,256,475
Minnesota — 1.9%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 8/01/29	10,525	11,561,466
New York — 7.0%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	3,507	4,040,584
City of New York New York, GO, Series I, 5.00%, 3/01/32	7,009	7,925,985
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A, 4.75%, 6/15/30	$8,000	$8,735,680
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	4,001	4,722,329
New York State Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	5,501	6,232,978
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	6,265,103
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	4,009	4,457,088

		42,379,747
Washington — 1.8%
Snohomish County School District No. 15-Edmonds Washington, GO (NPFGC), 5.00%, 06/01/16 (c)	10,000	10,861,800
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 18.9%		113,990,346
Total Long-Term Investments (Cost — $885,170,731) — 156.3%		943,089,096

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	4,515,953	4,515,953
Total Short-Term Securities (Cost — $4,515,953) — 0.7%		4,515,953

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	July 31, 2014	9

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $889,686,684*) — 157.0%	$947,605,049
Other Assets Less Liabilities — 1.1%	5,986,699
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.5%)	(63,070,252)
VMTP Shares, at Liquidation Value — (47.6%)	(287,100,000)

Net Assets Applicable to Common Shares — 100.0%	$603,421,496

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$829,270,205

Gross unrealized appreciation	$59,309,542
Gross unrealized depreciation	(4,026,543)

Net unrealized appreciation	$55,282,999

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities LLC	$1,958,975	$151

(g)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	25,184,531	(20,668,578)	4,515,953	$560

(i)	Represents the current yield as of report date.

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District

10	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
S/F	Single-Family

Portfolio Abbreviations

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(400)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$49,843,750	$155,690

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report. The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$943,089,096	—	$943,089,096
Short-Term Securities	$4,515,953	—	—	4,515,953

Total	$4,515,953	$943,089,096	—	$947,605,049

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2014	11

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$155,690	—	—	$155,690

[1] See above Schedule of Investments for values in each state or political subdivision.

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$255,716	—	—	$255,716
Cash pledged for financial futures contracts	546,000	—	—	546,000
Liabilities:
TOB trust certificates	—	$(63,051,845)	—	(63,051,845)
VMTP Shares	—	(287,100,000)	—	(287,100,000)

Total	$801,716	$(350,151,845)	—	$(349,350,129)

There were no transfers between levels during the period ended July 31, 2014.

12	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 25, 2014